Average Annual Total Returns{- Fidelity® California AMT Tax-Free Money Market Fund} - 02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-09 - Fidelity® California AMT Tax-Free Money Market Fund - Fidelity California AMT Tax-Free Money Market Fund-Service Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.54%	0.28%